General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and Administrative Expense [Abstract]
Share based compensation	$ 200,205	$ 678,721	$ 2,247,002
Executive services	2,200,000	2,743,150	2,939,560
Non-executive directors' remuneration	120,000	211,031	210,637
Office rent	32,784	20,709	24,924
Travel expenses	65,441	47,132	61,114
Personnel and other expenses	114,166	46,284	89,031
Professional services	868,804	1,114,104	1,227,830
Directors and officers insurance	93,169	69,011	84,405
Stock market annual fees	45,439	128,438	123,216
Other expenses	150,816	164,501	224,670
Total	$ 3,890,824	$ 5,223,081	$ 7,232,389